Business Combinations - Summary of Determination of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Oct. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 325	$ 327
Hydro One Sault Ste. Marie LP [Member]
Business Acquisition [Line Items]
Cash and cash equivalents			$ 5
Property, plant and equipment			221
Intangible assets			1
Regulatory assets			50
Goodwill			157
Working capital			(2)
Long-term debt			(186)
Pension and post-employment benefit liabilities, net			(5)
Deferred income taxes			(15)
Total			$ 226